Significant Accounting Policies (Details) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 shares	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) facility		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 8,899	$ 8,612	$ 663		$ 984
Amortization of debt financing costs				2,293		1,264		$ 463
Accelerated amortization of financing costs			$ 349	662
Impairment of idled administrative and transload facilities				6,186		0		0
Goodwill				33,745		33,745		33,745
Impairment of associated with Sand Supply Agreement				$ 18,606	[1]	$ 0	[1],[2]	$ 0	[2]
Minimum
Significant Accounting Policies [Line Items]
Other intangible assets estimated useful life				1 year
Long-term Supply Agreements, expiration year		2017	2017	2017
Maximum
Significant Accounting Policies [Line Items]
Other intangible assets estimated useful life				20 years
Long-term Supply Agreements, expiration year		2021	2021	2021
$200M Term Loan Credit Facility | Term Loan Credit Facility
Significant Accounting Policies [Line Items]
Unamortized debt issuance costs		$ 4,150	$ 3,946	$ 4,354
Fair value of the senior secured term loan		127,400	156,400	151,305
Carrying value of senior secured term loan		$ 196,000	$ 195,500	196,500
D&I Silica LLC
Significant Accounting Policies [Line Items]
Goodwill				$ 33,745
Class B Units | Augusta
Significant Accounting Policies [Line Items]
Business acquisition, number of shares issued | shares	3,750,000
Transload facilities and equipment
Significant Accounting Policies [Line Items]
Number of idled facilities | facility				5
Rail and rail equipment
Significant Accounting Policies [Line Items]
Number of idled facilities | facility				3

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.